Pension Liability - Schedule of Information on the Pension Plan (Details) - Pension Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 69,716	$ 53,920	$ 39,667
Interest cost	24,375	14,416	2,743
Expected return on assets	(32,364)	(14,767)	(12,196)
Effect of settlement, curtailment, plan amendment	(44,236)		(72,600)
Actuarial loss outside corridor recognized	5,231		3,091
Past service cost recognized in year	3,094	3,031	2,855
Administrative expenses	1,861	2,926	2,298
Net periodic pension cost	$ 27,677	$ 59,525	$ (34,142)